Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets, net

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2023	2024	2024	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,644,185	—
Software and others	21,216,094	23,330,332	3,196,242	6.32
Accumulated amortization	(11,005,710)	(13,338,363)	(1,827,348)	—
Intangible assets, net	36,810,384	36,591,969	5,013,079	—
(1)The Group acquired an insurance broker license at a cost of RMB26,000,000 during 2018 and further acquired an insurance sale on line license at a cost of RMB600,000.